Property, Plant and Equipment - Future Minimum Rental Payments for Operating Leases (Detail) $ in Millions	Jan. 02, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2016	$ 53.6
2017	45.2
2018	39.1
2019	34.6
2020	31.2
Thereafter	$ 128.5